UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/18

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
February 28, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.9%
Brazil - 8.7%
Banco do Brasil	190,400		2,451,175
BB Seguridade Participacoes	66,400		595,103
BRF	31,200	[a]	287,506
BRF, ADR	107,372	[a]	986,749
Cia Energetica de Minas Gerais	52,738	[a]	132,377
Cia Energetica de Minas Gerais, ADR	412,755		1,031,888
Cia Paranaense de Energia, ADR	116,878		917,492
Duratex	340,971		1,196,113
Embraer, ADR	35,038		936,215
Gerdau, ADR	246,535		1,232,675
Klabin	60,100		331,328
Petroleo Brasileiro	44,400	[a]	316,567
Petroleo Brasileiro, ADR	141,956	[a]	1,993,062
			12,408,250
Cambodia - .7%
NagaCorp	1,044,000		945,206
Chile - 1.7%
Empresa Nacional de
Telecomunicaciones	90,593		1,055,193
Itau CorpBanca	131,487,308		1,341,572
			2,396,765
China - 23.0%
Baidu, ADR	6,774	[a]	1,709,351
Bank of China, Cl. H	3,136,000		1,690,649
China Communications Services, Cl. H	3,004,000		1,781,007
China Conch Venture Holdings	544,000		1,627,924
China Construction Bank, Cl. H	4,321,399		4,444,330
China Life Insurance, Cl. H	477,000		1,402,855
China Machinery Engineering, Cl. H	1,427,000		862,843
China ZhengTong Auto Services
Holdings	1,468,500		1,318,793
ENN Energy Holdings	125,000		962,310
Haitong Securities, Cl. H	1,090,400		1,550,910
Industrial & Commercial Bank of China,
Cl. H	4,291,090		3,663,084
Lianhua Supermarket Holdings, Cl. H	1,613,000	[a]	526,056
NetEase, ADR	8,734		2,562,119
Parkson Retail Group	8,221,452		946,941
PetroChina, Cl. H	2,220,000		1,538,807

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.9% (continued)
China - 23.0% (continued)
PICC Property & Casualty, Cl. H	760,000		1,492,523
Ping An Insurance Group Company of
China, Cl. H	172,000		1,810,828
Shanghai Pharmaceuticals Holding, Cl. H	553,100		1,383,598
Sinotrans, Cl. H	3,115,000		1,714,660
			32,989,588
Czech Republic - .5%
Moneta Money Bank	185,819	[b]	747,494
Greece - .5%
Hellenic Telecommunications
Organization	55,536		785,507
Hong Kong - 5.7%
Beijing Enterprises Water Group	1,816,369	[a]	1,173,033
Brilliance China Automotive Holdings	436,000		1,168,140
China Everbright International	813,000		1,247,000
China Mobile	217,000		2,018,784
China Resources Power Holdings	889,989		1,540,022
Shanghai Industrial Holdings	363,000		1,011,004
			8,157,983
India - 7.7%
Adani Ports & Special Economic Zone	143,248		893,236
Apollo Tyres	172,622		721,665
Chennai Super Kings Cricket	5,440,206	[a,c]	0
Coal India	189,249		892,850
ICICI Bank	72,575		346,379
India Cements	306,853		744,868
Infosys	88,382		1,581,306
Mahindra & Mahindra	88,245		982,862
NTPC	402,948		1,006,763
Punjab National Bank	236,841	[a]	364,766
Reliance Industries	69,784		1,016,974
State Bank of India	424,183		1,732,229
Steel Authority of India	602,669	[a]	762,443
			11,046,341
Indonesia - 2.1%
Astra Agro Lestari	885,066		925,693
Astra International	1,702,700		995,320
Semen Indonesia Persero	1,290,100		1,041,222
			2,962,235
Malaysia - .7%
Malayan Banking	387,738		1,030,946
Mexico - 4.3%
Alpek	1,078,140		1,399,532
Cemex, ADR	210,902	[a]	1,381,408

Description	Shares		Value ($)
Common Stocks - 95.9% (continued)
Mexico - 4.3% (continued)
Gentera	533,900		436,452
Grupo Financiero Banorte, Cl. O	230,600		1,382,451
Mexichem	273,585		764,560
Nemak	1,183,900	[b]	844,717
			6,209,120
Netherlands - .6%
VEON, ADR	318,333		919,982
Peru - .6%
Cia de Minas Buenaventura, ADR	52,202		811,741
Philippines - .7%
Metropolitan Bank & Trust	517,100		969,902
Poland - 1.5%
Bank Pekao	55,703		2,143,481
Qatar - .5%
Qatar National Bank	21,191		693,773
Russia - 2.2%
Lukoil, ADR	6,432		430,674
Rosneft Oil	461,063	[d]	2,709,713
			3,140,387
South Africa - 4.0%
Aspen Pharmacare Holdings	33,689		768,101
Pioneer Foods Group	79,578		892,862
PPC	1,883,457	[a]	1,326,173
Sasol	22,692		791,762
Sasol, ADR	585		20,165
Standard Bank Group	38,561		708,817
The Foschini Group	68,363		1,232,397
			5,740,277
South Korea - 15.4%
CJ CheilJedang	4,451		1,377,708
Doosan Bobcat	38,850		1,213,393
Hankook Tire	23,870		1,298,807
Hyundai Heavy Industries	8,466	[a]	1,014,718
Hyundai Mobis	7,160		1,499,593
KB Financial Group	14,188		835,085
Korea Electric Power	38,957		1,188,223
Korea Electric Power, ADR	15,582		234,353
LG Chem	2,487		868,479
Mirae Asset Daewoo	124,332		1,057,077
POSCO, ADR	15,003		1,233,847
Samsung Electronics	2,893		6,270,056
Samsung Fire & Marine Insurance	4,670		1,239,218
Shinhan Financial Group	29,953		1,299,416

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 95.9% (continued)
South Korea - 15.4% (continued)
SK Innovation		7,870		1,484,696
				22,114,669
Taiwan - 10.2%
Advanced Semiconductor Engineering		1,012,096		1,369,561
Casetek Holdings		359,833		1,164,789
Fubon Financial Holding		693,000		1,217,779
Hon Hai Precision Industry		557,074		1,650,790
Inventec		1,472,000		1,170,429
MediaTek		88,000		887,690
Quanta Computer		570,000		1,146,789
Taiwan Semiconductor Manufacturing		555,638		4,563,271
Yuanta Financial Holding		3,352,000		1,491,595
				14,662,693
Thailand - 1.5%
Bangkok Bank		182,560		1,333,430
Krung Thai Bank		1,192,300		769,205
				2,102,635
Turkey - 2.6%
Coca-Cola Icecek		104,292		1,010,794
Tupras Turkiye Petrol Rafinerileri		20,455		627,574
Turkcell Iletisim Hizmetleri		253,539		1,018,111
Turkiye Halk Bankasi		435,333		1,093,876
Turkiye Is Bankasi, Cl. C				0
Turkiye Sise ve Cam Fabrikalari				0
				3,750,355
United States - .5%
iShares MSCI Emerging Markets ETF		15,768		757,179
Total Common Stocks (cost $111,057,117)				137,486,509
	Preferred
	Dividend
Preferred Stocks - 2.7%
Brazil - 2.6%
Banco do Estado do Rio Grande do Sul,
Cl. B	4.8	216,600		1,210,783
Cia Energetica de Minas Gerais	2.76	288,000		728,227
Cia Paranaense de Energia, Cl. B	11.15	58,700		458,297
Randon Implementos e Participacoes	0.5	478,901		1,365,802
				3,763,109
South Korea - .1%
Mirae Asset Daewoo		24,612	[a,d]	113,639
Total Preferred Stocks (cost $2,453,133)				3,876,748

	Number of
	Rights
Rights - .0%
Taiwan - .0%
Fubon Financial
(cost $0)	31,984 [a]	0

Other Investment - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,770,055)	1,770,055 [e]	1,770,055
Total Investments (cost $115,280,305)	99.8%	143,133,312
Cash and Receivables (Net)	.2%	228,553
Net Assets	100.0%	143,361,865
ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a] Non-income producing security.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities were valued at $1,592,211 or 1.11% of net assets.
[c] The fund held Level 3 securities at February 28, 2018, these securities were valued at $ or .0% of net assets.
[d] The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At
February 28, 2018, the value of this security amounted to $2,823,352 or 1.97% of net assets.
[e] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	15,971,047	120,758,283	†	0	136,729,330
Equity Securities - Foreign
Preferred Stocks	-	3,876,748	†	-	3,876,748
Exchange-Traded Fund	757,179	-		-	757,179
Registered Investment
Company	1,770,055	-		-	1,770,055
Rights	-	-		-	-
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(451)		-	(451)

†  Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Emerging Markets Fund
February 28, 2018 (Unaudited)

Counterparty/	Purchased		Sold
Purchased	Currency	Currency	Currency Settlement	Unrealized
Currency	Amounts	Sold	Amounts Date (Depreciation)($)
Citigroup
Mexican New		United States
Peso	2,730,816	Dollar	145,317 3/1/18	(451)
Gross Unrealized Depreciation				(451)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 28, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At February 28, 2018, accumulated net unrealized appreciation on investments was $27,853,007, consisting of $33,010,472 gross unrealized appreciation and $5,157,465 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)